Unaudited Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investing activities
Additions to newbuildings, related party amount	$ 116,445	$ 0
Additions to vessels and right of use assets, related party amount	286,894	0
Financing activities
Proceeds from long-term debt, related party amount	0	62,975
Repayment of finance leases, related party amount	$ 16,192	$ 15,692